Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2015 Fund	Sep. 08, 2023
Fidelity Freedom Index 2015 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.42%)
Past 5 years	2.81%
Past 10 years	4.72%
Fidelity Freedom Index 2015 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.31%)
Past 5 years	1.20%
Past 10 years	3.58%
Fidelity Freedom Index 2015 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.38%)
Past 5 years	1.89%
Past 10 years	3.47%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F1902
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.96%
Past 10 years	5.21%